Tax Payable - Schedule of Tax Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 29,014		¥ 23,868
Corporate income tax	8,595		6,916
Individual income tax withholding	2,406		10,651
Urban maintenance and construction tax	79		1,376
Stamp duty	380		1,068
Total	¥ 40,474	$ 5,868	¥ 43,879